Income Taxes (Details)	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Taxes [Line Items]
Percentage of statutory income tax	30.60%	30.60%
Effective tax rate	(0.10%)	0.10%
Maximum [Member]
Income Taxes [Line Items]
Consumption tax rate	10.00%
Minimum [Member]
Income Taxes [Line Items]
Consumption tax rate	8.00%